Fixed Assets - Vessels, net (Details) $ in Thousands		5 Months Ended	6 Months Ended		12 Months Ended
	Jan. 04, 2018 USD ($)	May 31, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Jul. 04, 2018 USD ($)	Jun. 27, 2018 USD ($)	Apr. 27, 2018 USD ($)
Amount drawn down			$ 25,012	$ 50,333
Payment of purchase price			28,383	43,824
Amount used for repayment of debt			13,168	84,072
Impairment loss, gain/(loss) from sale of vessel and other			$ (1,454)	5,109
Mont Gele VLGC
Date of agreement			Jan. 11, 2018
Time Charter Agreement Duration			10 years
Disposal Date			Oct. 15, 2018
Payment of purchase price	$ 44,869
Delivery date			Jan. 04, 2018
Mont Gele VLGC | Secured credit facility dated June 22, 2017
Amount drawn down	$ 37,500
2001-built Panamax drybulk carrier, Maganari
Disposal Date			May 24, 2018
Vessels total sale price								$ 9,700
Impairment loss, gain/(loss) from sale of vessel and other				$ 5,109
Panamax drybulk carriers Bargara, Redondo, Mendocino and Marbella
Number of vessels							4
Vessels total sale price							$ 35,568
Impairment loss, gain/(loss) from sale of vessel and other					$ 18,192
Panamax drybulk carrier Redondo
Disposal Date			Jul. 18, 2018
Panamax drybulk carrier Marbella
Disposal Date			Jul. 24, 2018
Panamax drybulk carrier Bargara
Disposal Date			Aug. 14, 2018
Panamax drybulk carrier Mendocino
Disposal Date			Aug. 20, 2018
VLGCs
Number of vessels						4
Vessels total sale price						$ 304,000
Daily fixed compensation					15,000
Vessels held for sale - Impairment loss					7,279
Impairment loss, gain/(loss) from sale of vessel and other					$ (282)
Mont Fort VLGC
Disposal Date			Oct. 30, 2018
Anderida and Aisling VLGCs
Disposal Date			Nov. 05, 2018
Newcastlemax drybulk carrier Huahine
Delivery date			Jun. 01, 2018
Purchase price		$ 38,500
Suezmax tanker vessel Marfa
Delivery date			Jun. 08, 2018
Purchase price		$ 55,333
Huahine and Marfa vessels
Number of vessels		2
Amount used for repayment of debt		$ 43,500
Debt assumed		50,333
Gain from common control transaction		$ 1,581